Rental Expense and Lease Commitments	12 Months Ended
Dec. 31, 2013
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments

Note Q.

Rental Expense and Lease Commitments

Rental expense, including amounts charged to inventories and fixed assets, and excluding amounts previously reserved, was $1,759 million in 2013, $1,767 million in 2012 and $1,836 million in 2011. Rental expense in agreements with rent holidays and scheduled rent increases is recorded on a straight-line basis over the lease term. Contingent rentals are included in the determination of rental expense as accruable. The table below depicts gross minimum rental commitments under noncancelable leases, amounts related to vacant space associated with infrastructure reductions, sublease income commitments and capital lease commitments. These amounts reflect activities primarily related to office space, as well as manufacturing facilities.

($ in millions)

	2014	2015	2016	2017	2018	Beyond 2018
Operating lease commitments
Gross minimum rental commitments
(including vacant space below)	$1,492	$1,286	$1,016	$799	$620	$778
Vacant space	$24	$16	$6	$4	$1	$0
Sublease income commitments	$22	$16	$14	$9	$4	$7
Capital lease commitments	$16	$12	$13	$3	$9	$5